Taxes on Income - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Net loss carryforward	$ 21,534	$ 18,608
Other reserves and allowance	165	145
Total deferred tax assets	21,699	18,753
Valuation allowance	(21,699)	(18,753)
Net deferred tax asset